N-4	Oct. 14, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Oct. 14, 2025
Amendment Flag	false
Soloist
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective on or about November 1, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Macquarie High Income Fund - Institutional Class	Nomura High Income Fund - Institutional Class

Soloist | NomuraHighIncomeFundInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura High Income Fund - Institutional Class